Cover	Dec. 13, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On December 13, 2021 (the "Closing Date"), TeraWulf Inc. (formerly known as Telluride Holdco, Inc.), a Delaware corporation ("TeraWulf"), completed the previously announced strategic business combination pursuant to the agreement and plan of merger, dated as of June 24, 2021 (as amended, supplemented or otherwise modified prior to the Closing Date, the "Merger Agreement"), by and among TeraWulf, IKONICS Corporation, a Minnesota corporation ("IKONICS"), Telluride Merger Sub I, Inc., a Minnesota corporation ("Merger Sub I"), Telluride Merger Sub II, Inc., a Delaware corporation ("Merger Sub II"), and TeraCub Inc. (formerly known as TeraWulf Inc.), a Delaware corporation ("TeraCub"). Pursuant to the terms of the Merger Agreement, (i) Merger Sub I, a wholly-owned subsidiary of TeraWulf, which was a wholly-owned subsidiary of IKONICS, merged with and into IKONICS (the "First Merger"), with IKONICS surviving the First Merger, and (ii) Merger Sub II, a wholly-owned subsidiary of TeraWulf, merged with and into TeraCub (the "Second Merger" and, together with the First Merger, the "Mergers"), with TeraCub surviving the Second Merger. In connection with or as a result of the First Merger and the Second Merger, each of IKONICS and TeraCub became a wholly-owned subsidiary of TeraWulf. In addition, in connection with the consummation of the Mergers, "Telluride Holdco, Inc." was renamed "TeraWulf Inc.", and "TeraWulf Inc." was renamed "TeraCub Inc.".
Document Period End Date	Dec. 13, 2021
Entity File Number	001-41163
Entity Registrant Name	TERAWULF INC.
Entity Central Index Key	0001083301
Entity Tax Identification Number	85-1909475
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9 Federal Street
Entity Address, City or Town	Easton
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21601
City Area Code	410
Local Phone Number	770-9500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value per share
Trading Symbol	WULF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false